Long-term Debt and Capital Lease Obligations	9 Months Ended
Sep. 30, 2016
Notes to Consolidated Financial Statements [Abstract]
Long-term Debt and Capital Lease Obligations

5. Long-term Debt and Capital Lease Obligations

As of September 30, 2016 and December 31, 2015, long-term debt and capital lease obligations consisted of the following:

	September 30,	December 31,
	2016	2015

Amended 2012 Credit Agreement	$2.439.158	$2.611.580
Senior Notes	5.090.652	5.325.618
Equity-neutral convertible bonds	423.196	407.705
Accounts Receivable Facility	-	50.185
Capital lease obligations	48.500	40.621
Other	63.801	82.113
Long-term debt and capital lease obligations	$8.065.307	$8.517.822
Less current portion	(891.299)	(664.335)
Long-term debt and capital lease obligations, less current portion	$7.174.008	$7.853.487

Amended 2012 Credit Agreement

The following table shows the available and outstanding amounts under the Amended 2012 Credit Agreement at September 30, 2016 and December 31, 2015:

	Maximum Amount Available		Balance Outstanding
	September 30, 2016		September 30, 2016 (1)
Revolving Credit USD	$1.000.000	$1.000.000	$12.523	$12.523
Revolving Credit EUR	€400.000	$446.440	€-	$-
USD Term Loan	$2.150.000	$2.150.000	$2.150.000	$2.150.000
EUR Term Loan	€258.000	$287.954	€258.000	$287.954
		$3.884.394		$2.450.477

	Maximum Amount Available		Balance Outstanding

	December 31, 2015		December 31, 2015 (1)
Revolving Credit USD	$1.000.000	$1.000.000	$25.110	$25.110
Revolving Credit EUR	€400.000	$435.480	€-	$-
USD Term Loan	$2.300.000	$2.300.000	$2.300.000	$2.300.000
EUR Term Loan	€276.000	$300.481	€276.000	$300.481
		$4.035.961		$2.625.591
(1) Amounts shown are excluding debt issuance costs.

At September 30, 2016 and December 31, 2015, the Company had letters of credit outstanding in the amount of $3.550 and $3.600, respectively, under the USD revolving credit facility, which are not included above as part of the balance outstanding at those dates, but which reduce available borrowings under the applicable revolving credit facility.

Accounts Receivable Facility

The following table shows the available and outstanding amounts under the Accounts Receivable Facility at September 30, 2016 and at December 31, 2015:

	Maximum Amount Available(1)		Balance Outstanding(2)
	September 30,	December 31,	September 30,	December 31,
	2016	2015	2016	2015

Accounts Receivable Facility	$800.000	$800.000	$-	$51.000

(1) Subject to availability of sufficient accounts receivable meeting funding criteria.
(2) Amounts shown are excluding debt issuance costs.

The Company also had letters of credit outstanding under the Accounts Receivable Facility in the amount of $13.822 and $16.622 at September 30, 2016 and December 31, 2015, respectively. These letters of credit are not included above as part of the balance outstanding at September 30, 2016 and December 31, 2015; however, they reduce available borrowings under the Accounts Receivable Facility.